Organization - Summary of Cash Flows of VIE Included in Consolidated Statements of Cash Flows (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Variable Interest Entity [Line Items]
Net cash provided by/ (used in) operating activities	¥ (621,612,202)	$ (95,266,239)	¥ 422,895,235	¥ 184,786,337
Net cash used in investing activities	(493,563,047)	(75,641,847)	(1,198,405,622)	(1,638,647,370)
Net cash provided by/ (used in) financing activities	(380,822,429)	(58,363,590)	730,547,890	4,091,130,023
Consolidated VIE [Member]
Variable Interest Entity [Line Items]
Net cash provided by/ (used in) operating activities	(626,884,394)	(96,074,237)	405,810,921	129,762,525
Net cash used in investing activities	(81,038,760)	(12,419,733)	(782,481,722)	(1,474,496,320)
Net cash provided by/ (used in) financing activities	¥ (71,082,260)	$ (10,893,833)	¥ 1,004,220,135	¥ 2,253,082,674